Inventories	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
INVENTORIES

NOTE 6 — INVENTORIES

Inventories consisted of the following:

	December 31, 2022	December 31, 2021
Ingredient materials	$540,689	$418,247
Package and other materials	60,904	38,959
Finished goods	91,913	69,656
Total inventories	$693,506	$526,862